U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

October 29, 2018

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	TRUST FOR PROFESSIONAL MANAGERS (the “Trust”)
Securities Act Registration No: 333-62298
Investment Company Act Registration No: 811-10401
Performance Trust Strategic Bond Fund (S000029835)
Performance Trust Municipal Bond Fund (S000033197)

Dear Sir or Madam:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith by the Trust on behalf of its series, the Performance Trust Strategic Bond Fund and the Performance Trust Municipal Bond Fund (the “Funds”), is Post-Effective Amendment No. 670 and Amendment No. 672 to the Trust’s Registration Statement on Form N-1A.  This PEA No. 485 is filed for the purpose of registering new Class A and Class C shares of the Strategic Bond Fund and redesignating Retail Class shares of the Performance Trust Municipal Bond Fund as Class A shares.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6115.

Very truly yours,

/s/ Adam W. Smith

Adam W. Smith, Esq.
For U.S. Bank Global Fund Services

Enclosures